Cover - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 06, 2025	Jun. 30, 2024
Cover [Abstract]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	0-7818
Entity Registrant Name	INDEPENDENT BANK CORPORATION
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	38-2032782
Entity Address, Address Line One	4200 East Beltline
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525
City Area Code	616
Local Phone Number	527-5820
Security12bTitle	Common Stock, No Par Value
Trading Symbol	IBCP
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 551,434,347
Entity Common Stock, Shares Outstanding		20,972,763
Documents Incorporated by Reference
Documents incorporated by reference: Portions of our definitive proxy statement and annual report, to be delivered to shareholders in connection with the April 22, 2025 Annual Meeting of Shareholders, are incorporated by reference into Part I, Part II, Part III, and Part IV of this Form 10-K.

Entity Central Index Key	0000039311
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false
Auditor Name	Crowe LLP
Auditor Location	South Bend, Indiana
Auditor Firm ID	173